Financial risks (Tables)	6 Months Ended
Jun. 30, 2024
Statement [LineItems]
Summary of Economic Variable Assumptions
Economic variable assumptions
The most significant
period-end
assumptions used for the ECL estimate are set out below. The scenarios “base”, “upside” and “downside” were used for all portfolios.

June 30, 2024		2025	2026	2027	2028	Units

Interest rates	Base	4.07	4.05	4.03	4.01	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA) ¹

	Upside	4.17	4.05	4.03	4.01	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA) ¹

	Downside	2.08	3.53	3.83	3.95	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA) ¹

Unemployment rate	Base	4.06	4.00	3.98	3.98	(%, SA)

	Upside	3.17	3.41	3.32	3.42	(%, SA)

	Downside	7.86	6.45	5.39	4.51	(%, SA)

House Price Index	Base	416.79	422.10	432.16	446.29	Existing Single-Family Home Price: Median, (Ths. USD, SA)

	Upside	447.54	454.13	470.19	488.00	Existing Single-Family Home Price: Median, (Ths. USD, SA)

	Downside	354.09	370.34	383.59	395.88	Existing Single-Family Home Price: Median, (Ths. USD, SA)

Domestic GDP	Base	23,439.07	23,899.04	24,451.47	25,030.21	Bil. Ch. 2012 USD, SAAR 2

	Upside	23,972.15	24,458.14	25,044.64	25,645.37	Bil. Ch. 2012 USD, SAAR 2

	Downside	22,491.60	22,965.34	23,719.79	24,410.07	Bil. Ch. 2012 USD, SAAR 2

Equity	Base	5,453.00	5,629.59	5,994.01	6,317.09	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

	Upside	5,730.48	5,952.90	6,167.64	6,460.21	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

	Downside	3,576.13	4,138.05	4,995.18	5,599.71	Standard & Poor’s (S&P); Moody’s Analytics Forecasted
1 National Security Agency
2 SAAR: Seasonally adjusted annual rate

December 31, 2023		2024	2025	2026	2027	Units

Interest rates	Base	4.11	4.04	4.02	4.03	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA) ¹

	Upside	4.21	4.13	4.02	4.03	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA) ¹

	Downside	2.31	3.24	3.71	3.89	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA) ¹

Unemployment rate	Base	4.03	4.06	3.97	3.94	(%, SA)

	Upside	3.08	3.41	3.34	3.35	(%, SA)

	Downside	7.56	6.9	5.7	4.88	(%, SA)

House Price Index	Base	400.12	393.7	394.21	403.5	Existing Single-Family Home Price: Median, (Ths. USD, SA)

	Upside	419.87	423.62	428.16	439.72	Existing Single-Family Home Price: Median, (Ths. USD, SA)

	Downside	339.91	347.29	352.66	363.59	Existing Single-Family Home Price: Median, (Ths. USD, SA)

Domestic GDP	Base	22,900.95	23,303.78	23,825.37	24,397.71	Bil. Ch. 2012 USD, SAAR 2

	Upside	23,354.42	23,883.09	24,451.63	25,020.82	Bil. Ch. 2012 USD, SAAR 2

	Downside	22,039.64	22,368.94	23,099.22	23,768.80	Bil. Ch. 2012 USD, SAAR 2

Equity	Base	4,672.66	4,796.24	5,043.19	5,368.63	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

	Upside	4,950.59	5,058.20	5,256.09	5,490.26	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

	Downside	2,904.90	3,226.25	3,942.26	4,603.90	Standard & Poor’s (S&P); Moody’s Analytics Forecasted
1 National Security Agency
2 SAAR: Seasonally adjusted annual rate

Summary of Weighted Assigned to Each Economic Scenario	The weightings assigned to each economic scenari o were as follows:

	Base	Upside	Downside
On June 30, 2024	40	30	30
On December 31, 2023	40	30	30

Summary of Reconciliation of Changes in Loss Allowance

EUR millions	2024
	First
	Half year
	Gross amount				ECL
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	(12-month ECL)	(Lifetime ECL)	(Lifetime ECL) ¹	Total gross amount	(12-month ECL)	(Lifetime ECL)	(Lifetime ECL) ¹	Total ECL	Net carrying amount
Loans
Balance on December 31, prior year	10,148	35	-	10,183	(24)	(1)	-	(26)	10,157
Acquisition	188	10	-	198	-	-	-	-	198
Disposal	(281)	(23)	-	(304)	-	-	-	1	(303)
ECL transfer from stage 1 to stage 2	(48)	48	-	-	4	(4)	-	-	-
ECL transfer from stage 1 to stage 3	(7)	-	7	-	-	-	-	-	-
Impact on year-end ECL	-	-	-	-	-	-	(4)	(4)	(4)
Realized gains and losses through income statement	1	1	-	2	-	-	-	-	2
Change in models	-	-	-	-	(23)	4	-	(19)	(19)
Other movements	-	-	-	(1)	-	-	-	-	(1)
CTA on opening balance	311	1	-	313	(1)	-	-	(1)	312
CTA on movements	(1)	-	-	(1)	-	-	-	-	(1)
Ending balance	10,312	72	7	10,390	(44)	(1)	(4)	(49)	10,341
1. Including purchased credit impaired.

EUR millions	2023
	Full
	Year
	Gross amount				ECL
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3

	(12-month ECL)	(Lifetime ECL)	(Lifetime ECL) ¹	Total gross amount	(12-month ECL)	(Lifetime ECL)	(Lifetime ECL) ¹	Total ECL	Net carrying amount
Loans

Balance at December 31, prior year	10,417	2	-	10,419	(12)	-	-	(12)	10,407

Acquisition	691	-	-	691	-	-	-	-	691

Disposal	(566)	(5)	-	(571)	-	-	-	-	(570)

ECL transfer from stage 1 to stage 2	(39)	39	-	-	-	-	-	-	-

Impact on year-end ECL	-	-	-	-	-	(1)	-	(1)	(1)

Change in models	-	-	-	-	(14)	(1)	-	(14)	(14)

CTA on opening balance	(353)	-	-	(353)	-	-	-	-	(352)

CTA on movements	(2)	(1)	-	(3)	-	-	-	-	(2)

Ending balance	10,148	35	-	10,183	(24)	(1)	-	(26)	10,157
1. Including purchased credit impaired.

EUR millions	2024
	First
	Half year
	Gross amount				ECL
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3

	(12-month ECL)	(Lifetime ECL)	(Lifetime ECL) ¹	Total gross amount	(12-month ECL)	(Lifetime ECL)	(Lifetime ECL) ¹	Total ECL	Net carrying amount
Debt securities

Balance on December 31, prior year	46,461	357	425	47,242	(147)	(25)	(66)	(237)	47,005

Acquisition	3,240	27	1	3,268	(15)	(1)	(1)	(17)	3,250

Disposal	(2,246)	(28)	(91)	(2,365)	7	1	25	33	(2,332)

ECL transfer from stage 1 to stage 2	(75)	75	-	-	3	(3)	-	-	-

ECL transfer from stage 1 to stage 3	(4)	-	4	-	-	-	-	-	-

ECL transfer from stage 2 to stage 1	64	(64)	-	-	(1)	1	-	-	-

ECL transfer from stage 2 to stage 3	-	(31)	31	-	-	10	(10)	-	-

ECL transfer from stage 3 to stage 2	-	3	(3)	-	-	(2)	2	-	-

Impact on year-end ECL	-	-	-	-	-	(2)	(36)	(38)	(38)

Amortizations through income statement	76	-	22	99	-	-	-	-	99

Unrealized gains/losses through equity	(1,262)	(5)	(27)	(1,294)	-	-	-	-	(1,294)

Movements related to fair value hedges	(1)	-	-	(1)	-	-	-	-	(1)

Change in models	-	-	-	-	14	-	(5)	10	10

Other movements	-	-	(1)	(1)	-	-	-	-	(1)

Transfer to/from other headings	(3)	2	-	(1)	-	-	-	-	(1)

CTA on opening balance	1,409	11	13	1,433	(4)	(1)	(2)	(7)	1,426

CTA on movements	(2)	-	(1)	(3)	-	-	-	-	(3)

Ending balance	47,657	346	374	48,376	(141)	(24)	(92)	(257)	48,120
1.   Including purchased credit impaired.

EUR millions	2023
	Full
	Year
	Gross amount				ECL
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3

	(12-month ECL)	(Lifetime ECL)	(Lifetime ECL) ¹	Total gross amount	(12-month ECL)	(Lifetime ECL)	(Lifetime ECL) ¹	Total ECL	Net carrying amount
Debt securities

Balance on December 31, prior year	50,666	413	528	51,607	(156)	(32)	(87)	(276)	51,331

Acquisition	3,620	37	22	3,680	(16)	(1)	(9)	(26)	3,654

Acquisitions through business combination	52	-	-	52	-	-	-	-	52

Disposal	(7,608)	(83)	(138)	(7,829)	26	3	44	73	(7,756)

Disposal of a business	(228)	-	-	(228)	-	-	-	-	(228)

ECL transfer from stage 1 to stage 2	(80)	80	-	-	2	(2)	-	-	-

ECL transfer from stage 1 to stage 3	(45)	-	45	-	2	-	(2)	-	-

ECL transfer from stage 2 to stage 1	76	(76)	-	-	(3)	3	-	-	-

ECL transfer from stage 2 to stage 3	-	(23)	23	-	-	3	(3)	-	-

ECL transfer from stage 3 to stage 2	-	6	(6)	-	-	(4)	4	-	-

ECL transfer from stage 3 to stage 1	59	-	(59)	-	(39)	-	39	-	-

Impact on year-end ECL	-	-	-	-	36	(2)	(39)	(5)	(5)

Amortizations through income statement	113	-	36	148	-	-	-	-	148

Unrealized gains/losses through equity	1,488	16	(10)	1,495	-	-	-	-	1,495

Change in models	-	-	-	-	(5)	6	(15)	(13)	(13)

Other movements	(9)	-	-	(9)	-	-	-	-	(9)

Transfer to/from other headings	(6)	-	-	(6)	-	-	-	-	(6)

CTA on opening balance	(1,683)	(14)	(18)	(1,715)	5	1	3	9	(1,706)

CTA on movements	46	1	2	49	-	-	-	(1)	49

Ending balance	46,461	357	425	47,242	(147)	(25)	(66)	(237)	47,005
1.   Including p
urcha
sed credit impaired.